Finance Costs, Net - Components of Finance Costs, Net, Include Other Finance Costs (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Material income and expense [abstract]
Net losses (gains) due to changes in foreign currency exchange rates	$ 18	$ (5)	$ 29	$ (18)
Net gains on derivative instruments		(9)		(3)
Other finance costs (income)	$ 18	$ (14)	$ 29	$ (21)